SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Segments [Abstract]
FFO	$ (85)	$ (144)	$ (216)	$ (257)
Depreciation and amortization of real estate assets	(84)	(49)	(139)	(97)
Fair value gains (losses), net	56	47	123	(63)
Share of equity accounted earnings - non-FFO	193	72	331	169
Income tax expense	(59)	(30)	(165)	(19)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(84)	(211)	(172)	(267)
Net (losses) attributable to unitholders	(63)	(315)	(238)	(534)
Non-controlling interests of others in operating subsidiaries and properties	125	269	255	359
Net income (loss)	$ 62	$ (46)	$ 17	$ (175)